Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes to goodwill by reportable segments were as follows (in thousands):

	Owned and Operated Advertising	Partner Network	Total
Goodwill at January 27, 2022 (Successor)	$—	$—	$—
Additions	360,194	94,941	455,135
Impairment	(360,194)	(12,534)	(372,728)
Goodwill at December 31, 2022 (Successor) and December 31, 2023 (Successor)	$—	$82,407	$82,407

Schedule of Finite-Lived Intangible Assets
The estimated useful lives of our intangible assets are as follows (in years):

Useful Life
Developed technology	4
Customer relationships	3 - 5
Trademarks and trade names	10
Other intangibles	4
Internal-use software development costs and intangible assets consisted of the following (in thousands):

	December 31, 2023 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internal-use software development costs	$13,788	$(2,363)	$11,425
Intangible assets:
Developed technology	$196,128	$(94,354)	$101,774
Trademarks and trade names	236,053	(45,050)	191,003
Software	5,100	(2,341)	2,759
Customer relationships	2,900	(1,435)	1,465
Total	$440,181	$(143,180)	$297,001

	December 31, 2022 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internal-use software development costs	$7,206	$(258)	$6,948
Intangible assets:
Developed technology	$196,128	$(45,322)	$150,806
Trademarks and trade names	236,053	(21,450)	214,603
Software	5,100	(1,066)	4,034
Customer relationships	2,900	(682)	2,218
Total	$440,181	$(68,520)	$371,661
Amortization expense for internal-use software development costs and intangible assets were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Amortization expense for internal-use software development	$2,981	$467	$355
Amortization expense for intangible assets	$74,660	$68,520	$629

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
As of December 31, 2023 (Successor), the expected amortization expense associated with our intangible assets and internal-use software development costs was as follows (in thousands):

2024	$78,968
2025	78,359
2026	30,007
2027	24,488
2028	23,600
Thereafter	73,004
Total amortization expense	$308,426